Leases - Schedule of Maturities of Lease Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Maturities of Lease Liabilities [Abstract]
For the year ending Dember 31, 2026	$ 137
For the year ending Dember 31, 2027	137
Total lease payments	274
Less: Imputed interest	(13)
Present value of lease liabilities	$ 261	$ 359